IMPAIRMENT (Details 1) - Average	Dec. 31, 2017	Dec. 31, 2016
Impairment [Line Items]
Average Exchange rates	1.24	1.31
Long term Exchange rates	1.24	1.30
Gold [Member]
Impairment [Line Items]
Average Commodity prices	1,300	1,325
Long term Commodity Prices	1,300	1,300
Silver [Member]
Impairment [Line Items]
Average Commodity prices	19.16	19.66
Long term Commodity Prices	19.25	20.00